Shareholders’ Equity - Schedule of Fair Value of Share Options (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Schedule of Fair Value of Share Options [Line Items]
Dividend yield	0.00%
Minimum [Member]
Schedule of Fair Value of Share Options [Line Items]
Risk-free interest rate	4.00%
Expected volatility	90.02%
Contractual life	5 years
Exercise price (in Dollars per share)	$ 0.02
Maximum [Member]
Schedule of Fair Value of Share Options [Line Items]
Risk-free interest rate	4.22%
Expected volatility	94.24%
Contractual life	7 years
Exercise price (in Dollars per share)	$ 1.133